Defined benefit plans (Detail 11) - Swiss defined benefit plan - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 19,333	$ 16,957
Derivative financial instruments, net of collateral	(19)	(5)
Bank accounts at UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	69	189
UBS Group AG debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	116	28
UBS Group AG shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	26	15
Securities lent to UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	467	489
Property occupied by UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	61	51
Derivative financial instruments, counterparty UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 302	$ 43